Note 37 - Other operating income and expenses - Other Operating Income Explanatory (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Other Operating Income and Expenses
Financial income from non-financial services	€ 129	€ 246
Rest of other operating income	208	307
Total Other operating income (Income Statement)	€ 337	€ 554